Property and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 4 - PROPERTY AND EQUIPMENT, NET

	December 31
	2025	2024
Cost:
Laboratory equipment	$2,141	$2,135
Production equipment	1,893	1,885
Greenhouse equipment	772	772
Computer and electronic equipment	354	351
Office furniture	280	280
Leasehold improvements	3,660	3,650
Vehicles	241	241
	9,341	9,314
Less:
Accumulated depreciation	(7,878)	(7,024)
Property and Equipment, net	$1,463	$2,290

Depreciation expenses totaled $854, $981 and $1,045 for the years ended December 31, 2025, 2024 and 2023, respectively.

During the year ended December 31, 2025, 2024 and 2023, the Company disposed of property and equipment in the net amount of $1, $1 and $86, respectively.